PUTNAM VARIABLE TRUST (the "Trust")

                 Prospectus Supplement dated February 10, 1997
         to Prospectuses dated May 1, 1996, as revised January 1, 1997

In the section of the prospectus of the Trust entitled "How the Trust is managed," the chart indicating the officers of Putnam Investment
Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of Putnam VT International New Opportunities Fund's portfolio is replaced with the following:

                             Business experience
          Year               (at least 5 years)
          ----               -----------------------------

Putnam VT International
 New Opportunities Fund

Robert Swift                 1996        Employed as an investment
Senior Vice President                    professional by Putnam Management since
                                         August, 1995.  Prior to August, 1995,
                                         Mr. Swift was Director and Senior
                                         Portfolio Manager at IAI
                                         International/Hill Samuel Investment
                                         Advisors.

J. Peter Grant               1996        Employed as an investment
Senior Vice President                    professional by Putnam Management since
                                         1973.

Kelly A. Morgan              1997        Employed as an investment
Senior Vice President                    professional by Putnam Management since
                                         December, 1996.  Prior to December,
                                         1996, Ms. Morgan was Senior Vice
                                         President at Alliance Capital
                                         Management L.P.

Ami T. Kuan                  1996        Employed as an investment
Vice President                           professional by Putnam Management since
                                         April, 1993.  Prior to April, 1993, Ms.
                                         Kuan attended the MIT Sloan School of
                                         Management.


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